Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000162391 | Panasonic Holdings Corp9284116
Holdings [Line Items]
Percent of Total Investments	3.70%
C000162391 | Nestle SA9283997
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162391 | Allianz SE9284003
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162391 | Banco Santander SA9284015
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162391 | Lloyds Banking Group PLC9284061
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162391 | United Overseas Bank Ltd9284138
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162391 | Sanofi SA9284042
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162391 | CK Hutchison Holdings Ltd9284076
Holdings [Line Items]
Percent of Total Investments	2.80%
C000162391 | Sony Group Corp9284128
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162391 | Deutsche Post AG9284006
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162391 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162391 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000162391 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162391 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162391 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000162391 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000162391 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000162391 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000162391 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000162391 | France
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000162391 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000162391 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000204585 | Taiwan Semiconductor Manufacturing Co Ltd9284296
Holdings [Line Items]
Percent of Total Investments	12.60%
C000204585 | Samsung Electronics Co Ltd9284337
Holdings [Line Items]
Percent of Total Investments	6.70%
C000204585 | Tencent Holdings Ltd9284218
Holdings [Line Items]
Percent of Total Investments	3.20%
C000204585 | Alibaba Group Holding Ltd9284186
Holdings [Line Items]
Percent of Total Investments	3.20%
C000204585 | Hon Hai Precision Industry Co Ltd9284287
Holdings [Line Items]
Percent of Total Investments	3.10%
C000204585 | Petroleo Brasileiro SA9284146
Holdings [Line Items]
Percent of Total Investments	2.80%
C000204585 | Shinhan Financial Group Co Ltd9284253
Holdings [Line Items]
Percent of Total Investments	2.60%
C000204585 | Vale Sponsored9284151
Holdings [Line Items]
Percent of Total Investments	2.20%
C000204585 | Bank Rakyat Indonesia Persero Tbk PT9284226
Holdings [Line Items]
Percent of Total Investments	2.10%
C000204585 | Itausa SA9284331
Holdings [Line Items]
Percent of Total Investments	2.10%
C000204585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204585 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204585 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000204585 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000204585 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000204585 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000204585 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000204585 | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000204585 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000204585 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000204585 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000204585 | China
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000206727 | American Tower REIT9284349
Holdings [Line Items]
Percent of Total Investments	5.70%
C000206727 | Cellnex Telecom SA9284384
Holdings [Line Items]
Percent of Total Investments	5.20%
C000206727 | Prologis Inc REIT9284368
Holdings [Line Items]
Percent of Total Investments	4.50%
C000206727 | Union Pacific Corp9284372
Holdings [Line Items]
Percent of Total Investments	4.50%
C000206727 | CSX Corp9284355
Holdings [Line Items]
Percent of Total Investments	4.30%
C000206727 | Canadian National Railway Co9284378
Holdings [Line Items]
Percent of Total Investments	4.20%
C000206727 | Veolia Environnement SA9284393
Holdings [Line Items]
Percent of Total Investments	4.20%
C000206727 | NiSource Inc9284365
Holdings [Line Items]
Percent of Total Investments	4.10%
C000206727 | Eiffage SA9284390
Holdings [Line Items]
Percent of Total Investments	4.00%
C000206727 | Aurizon Holdings Ltd9284375
Holdings [Line Items]
Percent of Total Investments	4.00%
C000206727 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206727 | Spain
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206727 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206727 | France
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000206727 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206727 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206727 | China
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000206727 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206727 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000206727 | United States
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000220240 | Alphabet Inc9284434
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220240 | Samsung Electronics Co Ltd9284428
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220240 | Microsoft Corp9284470
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220240 | Texas Instruments Inc9284490
Holdings [Line Items]
Percent of Total Investments	2.90%
C000220240 | Merck & Co Inc9284463
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220240 | Thermo Fisher Scientific Inc9284492
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220240 | Lloyds Banking Group PLC9284548
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220240 | London Stock Exchange Group PLC9284549
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220240 | Charles Schwab Corp9284485
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220240 | Deutsche Post AG9284519
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220240 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220240 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220240 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220240 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220240 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220240 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000220240 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220240 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220240 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220240 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220240 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220240 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.70%